Restructuring charges/other (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of restructuring charges/other
Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,			Cumulative Since January 1, 2011
	2013	2012	2011
Restructuring charges by action:
2013 actions
Severance and benefits cost	$49	$—	$—	$49

2012 Wireless action
Severance and benefits cost	30	245	—	275
Accelerated depreciation	6	3	—	9
Other exit costs	2	103	—	105
	38	351	—	389
Prior actions
Severance and benefits cost	6	6	107	119
Accelerated depreciation	5	18	5	28
Other exit costs	28	25	—	53
	39	49	112	200
Total restructuring charges	126	400	112	$638

Other:
Gain on technology transfer	(315)	—	—
Gain on transfer of Japan substitutional pension	—	(144)	—
Other	—	8	—
Restructuring charges/other	$(189)	$264	$112

Changes in accrued restructuring balances
The table below reflects the changes in accrued restructuring balances associated with these actions:

	2013 Actions	2012 Wireless Action		Prior Actions
	Severance and Benefits	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2010	$—	$—	$—	$22	$8	$30
Restructuring charges	—	—	—	107	5	112
Non-cash items (a)	—	—	—	(11)	(5)	(16)
Payments	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	—	109	7	116

Restructuring charges	—	245	106	6	43	400
Non-cash items (a)	—	—	(106)	3	(18)	(121)
Payments	—	(4)	—	(19)	(23)	(46)
Remaining accrual at December 31, 2012	—	241	—	99	9	349

Restructuring charges	49	30	8	6	33	126
Non-cash items (a)	—	—	(6)	(5)	(11)	(22)
Payments	—	(176)	(2)	(90)	(24)	(292)
Remaining accrual at December 31, 2013	$49	$95	$—	$10	$7	$161

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.